Payments, Details - 12 months ended Nov. 30, 2025 - USD ($)	Amount	Type	Country	Govt.	Project	Resource	Ext. Method
#: 1
	$ 1,150,000	Fees	UNITED STATES	Department of Natural Resources	Donlin Gold LLC	Novagold	Open Pit
#: 2
	1,000	Fees	UNITED STATES	Department of Environmental Conservation	Donlin Gold LLC	Novagold	Open Pit
#: 3
	20,000	Fees	UNITED STATES	Department of Administration	Donlin Gold LLC	Novagold	Open Pit
#: 4
	154,000	Fees	UNITED STATES	Bureau of Land Management	Donlin Gold LLC	Novagold	Open Pit
#: 5
	50,000	Fees	UNITED STATES	United States Geological Survey	Donlin Gold LLC	Novagold	Open Pit
#: 6
	$ 2,000	Fees	UNITED STATES	Department of Environmental Conservation	Closure Site	Novagold	Open Pit